AMG GW&K ESG Bond Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2024
	Principal Amount	Value
Corporate Bonds and Notes - 43.6%
Basic Materials - 2.7%
Air Products and Chemicals, Inc.
2.700%, 05/15/40	$1,950,000	$1,495,686
Avient Corp.
6.250%, 11/01/31[1]	1,575,000	1,614,577
Celanese US Holdings LLC
6.550%, 11/15/30	2,049,000	2,208,593
Cleveland-Cliffs, Inc.
7.000%, 03/15/32[1,2]	2,000,000	2,021,981
FMG Resources August 2006 Pty, Ltd. (Australia)
4.500%, 09/15/27[1,2]	2,250,000	2,214,161
Methanex Corp. (Canada)
5.125%, 10/15/27	1,205,000	1,192,360

Total Basic Materials		10,747,358
Communications - 2.5%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.500%, 05/01/32	2,500,000	2,161,633
Cisco Systems, Inc.
5.500%, 01/15/40	1,400,000	1,514,649
Comcast Corp.
4.650%, 02/15/33[2]	1,917,000	1,944,413
Lamar Media Corp.
4.875%, 01/15/29	2,950,000	2,914,168
Verizon Communications, Inc.
5.500%, 02/23/54	1,625,000	1,703,519

Total Communications		10,238,382
Consumer, Cyclical - 8.0%
Air Canada (Canada)
3.875%, 08/15/26[1]	1,180,000	1,149,068
Aramark Services, Inc.
5.000%, 02/01/28[1,2]	2,520,000	2,511,896
Caesars Entertainment, Inc.
6.500%, 02/15/32[1,2]	975,000	1,008,554
Hasbro, Inc.
3.900%, 11/19/29[2]	2,855,000	2,753,141
Hilton Domestic Operating Co., Inc.
4.875%, 01/15/30[2]	1,600,000	1,578,778
The Home Depot, Inc.
5.875%, 12/16/36	1,450,000	1,621,283
KB Home
4.800%, 11/15/29	1,222,000	1,205,725
6.875%, 06/15/27	1,326,000	1,381,522
M/I Homes, Inc.
3.950%, 02/15/30	335,000	312,888
4.950%, 02/01/28	1,000,000	982,988
Mattel, Inc.
3.750%, 04/01/29[1,2]	1,075,000	1,027,220
6.200%, 10/01/40	911,000	937,236
	Principal Amount	Value

MGM Resorts International
6.125%, 09/15/29	$1,000,000	$1,012,446
Murphy Oil USA, Inc.
4.750%, 09/15/29	1,050,000	1,020,254
Penske Automotive Group, Inc.
3.750%, 06/15/29[2]	1,750,000	1,632,206
PulteGroup, Inc.
6.000%, 02/15/35	2,050,000	2,206,548
Toll Brothers Finance Corp.
4.875%, 03/15/27	1,975,000	1,988,389
Travel + Leisure Co.
4.625%, 03/01/30[1]	575,000	537,967
6.000%, 04/01/27[3]	475,000	480,904
United Airlines, Inc. Pass-Through Trust
Series 2024-1, AA, 5.450%, 02/15/37	1,915,000	1,992,940
VF Corp.
6.000%, 10/15/33[2]	2,050,000	2,070,303
Walmart, Inc.
4.050%, 06/29/48	1,850,000	1,661,792
Yum! Brands, Inc.
3.625%, 03/15/31[2]	1,110,000	1,025,011

Total Consumer, Cyclical		32,099,059
Consumer, Non-cyclical - 7.5%
Advocate Health & Hospitals Corp.
4.272%, 08/15/48	1,670,000	1,512,684
Anheuser-Busch InBev Worldwide, Inc.
4.375%, 04/15/38	2,000,000	1,929,012
APi Group DE, Inc.
4.125%, 07/15/29[1]	1,255,000	1,180,017
Ashtead Capital, Inc.
1.500%, 08/12/26[1,2]	1,486,000	1,404,033
Campbell Soup Co.
2.375%, 04/24/30[2]	2,180,000	1,968,900
Centene Corp.
3.375%, 02/15/30	3,170,000	2,921,208
CommonSpirit Health
3.347%, 10/01/29	1,075,000	1,024,186
The Ford Foundation
Series 2020, 2.415%, 06/01/50	2,690,000	1,773,171
HCA, Inc.
3.500%, 09/01/30[2]	3,050,000	2,874,245
Kraft Heinz Foods Co.
4.625%, 10/01/39	2,480,000	2,364,811
Prime Security Services Borrower LLC/Prime Finance, Inc.
5.750%, 04/15/26[1]	1,400,000	1,406,390
Sysco Corp.
2.400%, 02/15/30	2,125,000	1,926,766
Teleflex, Inc.
4.250%, 06/01/28[1]	2,120,000	2,053,249

AMG GW&K ESG Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Consumer, Non-cyclical - 7.5% (continued)
Tenet Healthcare Corp.
4.625%, 06/15/28	$1,735,000	$1,702,819
Teva Pharmaceutical Finance Netherlands III, B.V. (Netherlands)
5.125%, 05/09/29[2]	2,300,000	2,281,308
United Rentals North America, Inc.
3.875%, 02/15/31[2]	2,150,000	1,999,890

Total Consumer, Non-cyclical		30,322,689
Financials - 10.6%
Aircastle, Ltd./Aircastle Ireland DAC (Bermuda)
5.750%, 10/01/31[1]	1,975,000	2,030,696
Bank of America Corp.
MTN, (4.330% to 03/15/49 then 3 month SOFR + 1.782%), 4.330%, 03/15/50[4,5]	2,775,000	2,520,233
(5.872% to 09/15/33 then SOFR + 1.840%), 5.872%, 09/15/34[4,5]	3,050,000	3,290,519
The Bank of New York Mellon Corp.
Series H, (3.700% to 03/20/26 then U.S. Treasury Yield Curve CMT 5 year + 3.352%), 3.700%, 03/20/26[4,5,6]	2,165,000	2,103,268
The Charles Schwab Corp.
Series G, (5.375% to 06/01/25 then U.S. Treasury Yield Curve CMT 5 year + 4.971%), 5.375%, 06/01/25[4,5,6]	1,750,000	1,747,066
Citigroup, Inc.
Series P, (5.950% to 05/15/25 then 3 month SOFR + 4.167%), 5.950%, 05/15/25[4,5,6]	1,550,000	1,551,976
Series T, (6.250% to 08/15/26 then 3 month SOFR + 4.779%), 6.250%, 08/15/26[4,5,6]	825,000	837,564
Huntington Bancshares, Inc.
(4.443% to 08/04/27 then SOFR + 1.970%), 4.443%, 08/04/28[2,4,5]	2,030,000	2,032,633
JPMorgan Chase & Co.
(3.157% to 04/22/41 then SOFR + 1.460%), 3.157%, 04/22/42[4,5]	2,710,000	2,173,999
KeyCorp, MTN
4.100%, 04/30/28	2,045,000	2,014,814
M&T Bank Corp.
(7.413% to 10/30/28 then SOFR + 2.800%), 7.413%, 10/30/29[4,5]	1,837,000	2,012,195
MetLife, Inc.
Series G, (3.850% to 09/15/25 then U.S. Treasury Yield Curve CMT 5 year + 3.576%), 3.850%, 09/15/25[2,4,5,6]	1,880,000	1,849,650
Morgan Stanley
(4.431% to 01/23/29 then 3 month SOFR + 1.890%), 4.431%, 01/23/30[4,5]	2,048,000	2,052,478
The PNC Financial Services Group, Inc.
(5.068% to 01/24/33 then SOFR + 1.933%), 5.068%, 01/24/34[4,5]	2,386,000	2,419,057
SBA Communications Corp.
3.875%, 02/15/27	1,265,000	1,232,829
	Principal Amount	Value

SLM Corp.
3.125%, 11/02/26	$3,365,000	$3,234,928
Starwood Property Trust, Inc.
4.375%, 01/15/27[1]	1,775,000	1,729,711
Truist Financial Corp., MTN
(5.867% to 06/08/33 then SOFR + 2.361%), 5.867%, 06/08/34[4,5]	2,288,000	2,432,343
US Bancorp
(5.775% to 06/12/28 then SOFR + 2.020%), 5.775%, 06/12/29[2,4,5]	1,900,000	1,991,266
Wells Fargo & Co.
Series U, 5.875%, 06/15/25[5,6]	3,578,000	3,588,652

Total Financials		42,845,877
Industrials - 6.8%
AECOM
5.125%, 03/15/27	1,650,000	1,657,168
Ball Corp.
2.875%, 08/15/30	3,625,000	3,226,303
BWX Technologies, Inc.
4.125%, 06/30/28[1]	1,210,000	1,167,096
Clean Harbors, Inc.
4.875%, 07/15/27[1]	1,270,000	1,251,976
Coherent Corp.
5.000%, 12/15/29[1,2]	2,000,000	1,955,538
Crown Americas LLC/Crown Americas Capital Corp. V
4.250%, 09/30/26	1,650,000	1,623,919
Graphic Packaging International LLC
3.500%, 03/01/29[1]	2,850,000	2,677,821
Jacobs Engineering Group, Inc.
5.900%, 03/01/33	3,568,000	3,743,412
L3Harris Technologies, Inc.
5.050%, 06/01/29	1,597,000	1,644,891
Mueller Water Products, Inc.
4.000%, 06/15/29[1]	3,000,000	2,861,597
Owens Corning
7.000%, 12/01/36[3]	1,800,000	2,093,345
Sonoco Products Co.
2.850%, 02/01/32[2]	1,822,000	1,592,456
United Parcel Service, Inc.
6.200%, 01/15/38	1,500,000	1,716,189

Total Industrials		27,211,711
Technology - 3.9%
Broadcom, Inc.
4.300%, 11/15/32	2,620,000	2,573,466
Dell International LLC/EMC Corp.
8.100%, 07/15/36	972,000	1,210,707
Kyndryl Holdings, Inc.
3.150%, 10/15/31	2,375,000	2,087,080

AMG GW&K ESG Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Technology - 3.9% (continued)
Microsoft Corp.
2.525%, 06/01/50	$2,450,000	$1,681,755
MSCI, Inc.
3.250%, 08/15/33[1]	2,015,000	1,773,814
Open Text Holdings, Inc.
4.125%, 02/15/30[1]	1,125,000	1,055,992
SK Hynix, Inc. (South Korea)
2.375%, 01/19/31[1]	3,000,000	2,600,645
Twilio, Inc.
3.625%, 03/15/29	600,000	558,261
3.875%, 03/15/31	2,194,000	2,026,883

Total Technology		15,568,603
Utilities - 1.6%
Duke Energy Corp.
2.550%, 06/15/31	3,410,000	3,014,517
National Rural Utilities Cooperative Finance Corp.
1.350%, 03/15/31	4,160,000	3,454,498

Total Utilities		6,469,015

Total Corporate Bonds and Notes (Cost $180,613,609)		175,502,694
Asset-Backed Securities - 3.3%
American Express Credit Account Master Trust Series 2022-4, Class A 4.950%, 10/15/27	2,145,000	2,157,987
Compass Datacenters Issuer II LLC Series 2024-1A, Class A1 5.250%, 02/25/49[1]	3,050,000	3,076,460
Ford Credit Auto Owner Trust Series 2022-B, Class A4 3.930%, 08/15/27	2,353,000	2,339,212
John Deere Owner Trust Series 2022-A, Class A4 2.490%, 01/16/29	2,206,000	2,163,616
Santander Drive Auto Receivables Trust
Series 2020-4, Class D 1.480%, 01/15/27	579,282	575,711
Series 2022-7, Class B 5.950%, 01/17/28	2,100,000	2,115,793

Toyota Auto Receivables Owner Trust Series 2021-B, Class A4 0.530%, 10/15/26	923,000	902,126

Total Asset-Backed Securities (Cost $13,252,297)		13,330,905
	Principal Amount	Value

Mortgage-Backed Securities - 2.9%
Chase Home Lending Mortgage Trust Series Series 2024-1, Class A6 6.500%, 01/25/55[1,5]	$1,401,351	$1,425,506
DATA Mortgage Trust Series 2023-CNTR, Class A 5.919%, 08/12/43[1,5]	1,900,000	2,008,678
FREMF Mortgage Trust Series 2016-K53, Class B 4.161%, 03/25/49[1,5]	2,300,000	2,271,505
GS Mortgage-Backed Securities Corp. Trust
Series 2021-PJ4, Class A6 2.500%, 09/25/51[1,5]	2,764,670	2,574,821
Series 2021-PJ9, Class A8 2.500%, 02/26/52[1,5]	1,569,965	1,402,417

JP Morgan Mortgage Trust Series 2021-7, Class A6 2.500%, 11/25/51[1,5]	1,952,096	1,814,165

Total Mortgage-Backed Securities (Cost $11,293,516)		11,497,092
Municipal Bonds - 4.1%
California Health Facilities Financing Authority 4.190%, 06/01/37	3,500,000	3,373,700
California State General Obligation, School Improvements, Build America Bonds 7.550%, 04/01/39	2,280,000	2,865,711
Dallas Fort Worth International Airport, Series A 4.507%, 11/01/51	1,000,000	935,754
JobsOhio Beverage System, Series A 2.833%, 01/01/38	3,700,000	3,181,802
New Jersey Economic Development Authority, Pension Funding, Series A (National Insured) 7.425%, 02/15/29	3,300,000	3,563,627
Port Authority of New York & New Jersey 6.040%, 12/01/29	1,750,000	1,917,619
University of California, Series BI 1.697%, 05/15/29	650,000	586,978

Total Municipal Bonds (Cost $18,444,772)		16,425,191
U.S. Government and Agency Obligations - 45.0%
Fannie Mae - 17.7%
FNMA
3.500%, 02/01/35 to 02/01/51	30,019,110	28,780,773
4.000%, 07/01/44 to 06/01/49	18,469,746	18,047,575
4.500%, 05/01/48 to 11/01/52	7,522,816	7,530,328
5.000%, 05/01/50	2,447,097	2,495,317
5.500%, 11/01/52 to 07/01/53	8,720,836	8,911,000
6.500%, 02/01/54	5,427,800	5,698,814

Total Fannie Mae		71,463,807

AMG GW&K ESG Bond Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value

Freddie Mac - 13.0%
FHLMC
2.000%, 03/01/36	$7,013,529	$6,436,398
3.000%, 04/01/51	14,368,633	13,093,346
3.500%, 02/01/50	7,940,643	7,483,667
4.500%, 10/01/48 to 12/01/48	8,416,275	8,390,792
5.500%, 07/01/53	6,089,388	6,262,847
Freddie Mac REMICS
Series 5106, Class KA 2.000%, 03/25/41	4,283,943	4,010,879
Series 5297, Class DA 5.000%, 12/25/52	1,978,573	1,976,635
Freddie Mac STACR REMIC Trust
Series 2022-DNA1, Class M1A (1 month SOFR + 1.000%), 6.280%, 01/25/42[1,5]	2,951,061	2,943,683
Series 2024-DNA1, Class M1 (1 month SOFR + 1.350%), 6.630%, 02/25/44[1,5]	1,946,999	1,950,037

Total Freddie Mac		52,548,284
Ginnie Mae - 0.5%
GNMA
Series 2023-111, Class FD (1 month SOFR + 1.000%, Cap 7.000%, Floor 1.000%), 6.345%, 08/20/53[5]	2,000,720	2,002,587
U.S. Treasury Obligations - 13.8%
U.S. Treasury Bonds
1.250%, 05/15/50	5,625,000	3,010,254
1.875%, 02/15/51	14,997,000	9,396,558
2.250%, 05/15/41	16,359,000	12,678,864
2.500%, 02/15/46	2,096,000	1,584,527
3.125%, 05/15/48	10,968,000	9,109,438
3.500%, 02/15/39	3,313,000	3,162,233
3.625%, 02/15/53	4,760,000	4,328,253
3.875%, 02/15/43	4,474,000	4,316,012
U.S. Treasury Notes
1.750%, 11/15/29	3,275,000	3,000,335
4.000%, 02/28/30	4,716,000	4,806,451

Total U.S. Treasury Obligations		55,392,925

Total U.S. Government and Agency Obligations (Cost $201,797,307)		181,407,603
Short-Term Investments - 5.4%
Joint Repurchase Agreements - 5.0%[7]
ASL Capital Markets, Inc., dated 09/30/24, due 10/01/24, 5.350% total to be received $1,461,026 (collateralized by various U.S. Government Agency Obligations, 1.470% - 7.000%, 06/01/28 - 07/15/59, totaling $1,490,025)	1,460,809	1,460,809
	Principal Amount	Value

Bethesda Securities LLC, dated 09/30/24, due 10/01/24, 5.000% total to be received $4,979,703 (collateralized by various U.S. Government Agency Obligations, 2.500% - 7.026%, 10/01/27 - 01/01/57, totaling $5,078,591)	$4,979,011	$4,979,011
Cantor Fitzgerald Securities, Inc., dated 09/30/24, due 10/01/24, 5.000% total to be received $4,979,703 (collateralized by various U.S. Government Agency Obligations, 1.500% - 7.408%, 05/01/26 - 08/20/74, totaling $5,078,591)	4,979,011	4,979,011
CF Secured, LLC, dated 09/30/24, due 10/01/24, 5.000% total to be received $2,621,029 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.070%, 05/15/27 - 07/20/73, totaling $2,673,078)	2,620,665	2,620,665
Marex Capital Markets, Inc., dated 09/30/24, due 10/01/24, 5.000% total to be received $4,979,703 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.750% - 5.500%, 07/15/28 - 09/01/54, totaling $5,078,591)	4,979,011	4,979,011
National Bank Financial, Inc., dated 09/30/24, due 10/01/24, 4.900% total to be received $1,100,751 (collateralized by various U.S. Treasuries, 0.375% - 5.000%, 10/01/24 - 09/09/49, totaling $1,122,613)	1,100,601	1,100,601

Total Joint Repurchase Agreements		20,119,108
Repurchase Agreements - 0.4%
Fixed Income Clearing Corp., dated 09/30/24, due 10/01/24, 4.650% total to be received $1,796,232 (collateralized by a U.S. Treasury, 0.125%, 04/15/25, totaling $1,831,949)	1,796,000	1,796,000

Total Short-Term Investments (Cost $21,915,108)		21,915,108
Total Investments - 104.3% (Cost $447,316,609)		420,078,593
Other Assets, less Liabilities - (4.3)%		(17,336,339)
Net Assets - 100.0%		$402,742,254

AMG GW&K ESG Bond Fund
Schedule of Portfolio Investments (continued)
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2024, the value of these securities amounted to $56,701,271 or 14.1% of net assets.
[2]	Some of these securities, amounting to $28,956,643 or 7.2% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[3]	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.
[4]	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2024. Rate will reset at a future date.
[5]	Variable rate security. The rate shown is based on the latest available information as of September 30, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
[6]	Perpetuity Bond. The date shown represents the next call date.
[7]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

CMT	Constant Maturity Treasury
DAC	Designated Activity Co.
FHLMC	Freddie Mac
FNMA	Fannie Mae
GNMA	Ginnie Mae
MTN	Medium-Term Note
National Insured	National Public Finance Guarantee Corp.
REMICS	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STACR	Structured Agency Credit Risk
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2024:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds and Notes†	—	$175,502,694	—	$175,502,694
Asset-Backed Securities	—	13,330,905	—	13,330,905
Mortgage-Backed Securities	—	11,497,092	—	11,497,092
Municipal Bonds†	—	16,425,191	—	16,425,191
U.S. Government and Agency Obligations†	—	181,407,603	—	181,407,603
Short-Term Investments
Joint Repurchase Agreements	—	20,119,108	—	20,119,108
Repurchase Agreements	—	1,796,000	—	1,796,000
Total Investments in Securities	—	$420,078,593	—	$420,078,593

†	All corporate bonds and notes, municipal bonds and U.S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes, municipal bonds and U.S. government and agency obligations by major industry or agency classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended September 30, 2024, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at September 30, 2024, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$28,956,643	$20,119,108	$9,864,989	$29,984,097
The following table summarizes the securities received as collateral for securities lending at September 30, 2024:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.125%-5.250%	01/15/25-08/15/49
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.